Impairment testing of non-financial assets (Tables)	12 Months Ended
Jun. 30, 2025
Impairment testing of non-financial assets
Disclosure of information for cash-generating units

The main assumptions used in the impairment test are as follows:

Cash-generating unit	Revenue growth rate	Inputs Operating margin average	Pre Tax discount rate	Recoverable amount
Colombia CGU	10.21%	17.00%	18.60%	450,729
North CGU	-100.00%	18.98%	15.85%	323,470
East CGU	24.78%	18.98%	28.01%	171,638
South CGU	29.78%	18.98%	28.26%	180,967
Biological Products and special fertilizers CGU	13.86%	45.93%	19.80%	684,943

Disclosure of information for impairment loss recognised for cash-generating units

As a result of the test, the recoverable amount of these CGUs was lower than their carrying amounts, resulting in the recognition of impairment losses for goodwill, customer relationships, property, plant and equipment, right-of-use assets and other finite-lived intangible assets, as presented below:

Cash-generating unit	Goodwill	Customer relationship	PP&E, Intangibles and others	Total
North CGU	125,185	32,757	8,857	166,799
East CGU	107,298	54,660	5,146	167,104
South CGU	278,487	68,844	—	347,331
Holding	149,083	6,280	2,274	157,637
Biological Products and special fertilizers CGU	—	—	9,328	9,328
Total	660,053	162,541	25,605	848,199